Share-Based Compensation	12 Months Ended
Dec. 31, 2024
Share-Based Payment Arrangement [Abstract]
Share-Based Compensation
10. Share-Based Compensation
A summary of the Company’s aggregate share-based compensation expense (income) is shown below. Substantially all share-based compensation expense (income) is included in general and administrative expense (income) on the consolidated statements of operations.

	Year Ended December 31,
	2024	2023
Incentive Units	$91,307	$(17,230)
Restricted Share Units	4,028	—

Total share-based compensation expense (income)	$95,335	$(17,230)

Incentive Units
Prior to the Division, our management and employees participated in an equity-based incentive unit plan managed by NDB LLC, the direct parent of the Company. The NDB Incentive Units consisted of time-based awards of profits interest in NDB LLC.
On
July 1, 2024, as a result of the Division, holders of NDB Incentive Units received an identical number of LBH Incentive Units consisting of time-based awards of profits interest in LandBridge Holdings. Pursuant to the Division, the LBH Incentive Units held at LandBridge Holdings are the only incentive units attributable and allocated to the Company.
The incentive units received by the NDB Incentive Unit holders in conjunction with the Division were considered a modification of the awards under ASC 718. As discussed above, the NDB Incentive Units that previously received liability award accounting are now accounted for as equity awards at LandBridge Holdings. In conjunction with the modification, there was no immediate incremental expense recognized as the fair value of the modified equity awards at the modification date was less than the fair value of the liability awards remeasured immediately prior to modification. As of the modification date, the LBH Incentive Units had $24.2 million of unrecognized share-based compensation expense that will be recognized over a weighted average remaining term of 2.0 years.
The NDB Incentive Units prior to the modification date were estimated using a Monte Carlo Simulation with the following inputs to determine the modification date fair values:

	6/30/2024	12/31/2023
Estimated equity value	$1,541,210	$811,521
Expected life (in years)	1.7	2.8
Risk-free interest rate	4.7%	4.0%
Dividend yield	0%	0%
Volatility	40%	42%
Marketability discount	18-19%	24-26%

LBH Incentive Units granted during the year were estimated using a Monte Carlo Simulation with the following inputs at each of the following grant dates:

	7/1/2024 (1)	7/18/2024	10/29/2024	12/9/2024
Share price	$22.96	$28.45	$53.84	$62.29
Expected life (in years)	1.5	2.0	2.2	2.1
Risk-free interest rate	4.8%	4.4%	4.0%	4.0%
Dividend yield	0%	0%	0%	0%
Volatility	40% -225%	40% -132%	35% -72%	40% -76%
Marketability discount	11% - 32%	12% - 30%	12% - 22%	13% - 22%

(1)	The LBH Incentive Units utilized the same inputs for the modification date fair value as it occurred on the same date as the July 1, 2024 grant date.
A summary of LBH Incentive Units activity du
rin
g the year ended December 31, 2024 is shown in the following table:

	Incentive Units	Weighted Average Grant Date Fair Value	Weighted Average Remaining Contractual Term (years)
Outstanding at December 31, 2023 (1)	9,992	$3,590
Granted	21,070	3,712
Forfeited	(1,042)	3,591

Outstanding at December 31, 2024 (2)	30,020	$5,130	1.46

(1)
Prior to the Division, incentive units outstanding at December 31, 2023 were the NDB Incentive Units. The per unit amount reflected is the weighted average fair value per unit as of the measurement date as required for liability accounting.

(2)
The units outstanding as of December 31, 2024 reflect the effects of the Division and only include the LBH Incentive Units. The grant date fair value per unit amount includes the modification date weighted average per unit fair value of $7,959 per unit.

As of December 31, 2024, remaining unrecognized compensation expense for the LBH Incentive Units was $80.4 million and the weighted average remaining vesting period was approximately 2.3 years.
Included in share-based compensation expense during the year ended December 31, 2024 is the reversal of an immaterial amount of expense related to employee departures. Share-based compensation expense during the year ended December 31, 2024, includes $1.2 million of additional expense related to accelerated vesting due to an employee departure. There were no accelerations during the year ended December 31, 2023.
Restricted Share Units
Under the LTIP, participants were granted RSUs which are subject to graded vesting generally ranging from one to three years. The fair value of the awards is based on our share price on the date of grant with compensation expense reco gn
ized on a straight-line basis over the applicable vesting period.

A summary of RSU activity during the year ended December 31, 2024 is shown in the following table:

	RSUs	Weighted Average Grant Date Fair Value	Weighted Average Remaining Contractual Term (years)	Aggregate Intrinsic Value
Outstanding at December 31, 2023	—	$—	—	$—
Granted	772,854	31.36
Forfeited	(23,325)	31.16
Vested	—	—

Outstanding at December 31, 2024	749,529	$31.37	1.46	$48,420

As of December 31, 2024, remaining unrecognized compensation expense for the RSUs was $19.5 million and the weighted average remaining vesting period was approximately 2.5 years.
Included in share-based compensation expense during the year ended December 31, 2024 is the reversal of an immaterial amount of expense related to employee departures. There were no accelerations of expense during the years ended December 31, 2024 and 2023.
Defined Contribution Plan
WaterBridge Management Company LLC, an affiliate of the Company, sponsors a defined contribution plan available to all eligible employees. Qualifying participants receive a matching contribution based on the amount participants contribute to the plan up to 7% of their qualifying compensation. Contributions of an immaterial amount were made during the years ended December 31, 2024 and 2023.